Statement of Additional Information Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Active International Allocation Portfolio

Advantage Portfolio

Asia Opportunity Portfolio

Emerging Markets Breakout Nations Portfolio

Emerging Markets Fixed Income Opportunities Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

Fundamental Multi-Cap Core Portfolio

Global Advantage Portfolio

Global Concentrated Portfolio

Global Core Portfolio

Global Counterpoint Portfolio

Global Discovery Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Insight Portfolio

Global Opportunity Portfolio

Global Real Estate Portfolio

Global Sustain Portfolio

Growth Portfolio

Insight Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Real Estate Portfolio

Multi-Asset Portfolio

Small Company Growth Portfolio

US Core Portfolio

U.S. Real Estate Portfolio

The section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC and other Financial Intermediaries is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds by Morgan Stanley Smith Barney LLC financial advisors;

3  on Class I, Class A, Class L and Class C shares of the Funds held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts, an ongoing annual fee in an amount up to 0.10% of the total average daily NAV of such shares for the applicable quarterly period;

4  on Class I shares of a Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period;

5  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity, Global and International Equity, Listed Real Asset and Asset Allocation Funds) or 0.50% (with respect to the Fixed Income Funds) of the amount sold, as applicable*; and

6  on certain Class I shares of the Global Real Estate Portfolio purchased prior to August 2018, an ongoing annual fee in an amount up to 25% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period.

With respect to other Financial Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure for each Financial Intermediary:

1  on Class I, Class A, Class L and Class C shares of the Funds, reimbursement for ticket charges applied to Fund shares;

2  on Class I, Class A, Class L and Class C shares of the Funds held in brokerage and/or advisory program accounts, an ongoing annual fee in an amount up to 0.225% of the total average daily NAV of such shares for the applicable quarterly period;

3  an ongoing annual fee in an amount up to 0.25% on sales of Class I, Class A, Class L and Class C shares of the Funds through brokerage accounts; and

4  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Financial Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% (with respect to the U.S. Equity, Global and International Equity, Listed Real Asset and Asset Allocation Funds) or 0.50% (with respect to the Fixed Income Portfolios) of the amount sold, as applicable.*

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: (i) with respect to the U.S. Equity, Global and International Equity, Listed Real Asset and Asset Allocation Funds: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $15 million, plus 0.25% on the excess over $15 million; and (ii) with respect to the Fixed Income Funds: 0.50% on sales of $1 million to $4 million, plus 0.25% on sales over $4 million to $15 million, plus 0.15% on the excess over $15 million. Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 29, 2018

Global Concentrated Real Estate Portfolio

Real Assets Portfolio

The section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC and other Financial Intermediaries is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds by Morgan Stanley Smith Barney LLC financial advisors;

3  on Class I, Class A and Class C shares of the Funds held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts, an ongoing annual fee in an amount up to 0.10% of the total average daily NAV of such shares for the applicable quarterly period; and

4  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Morgan Stanley Smith Barney LLC may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% of the amount sold.*

With respect to other Financial Intermediaries, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure for each Financial Intermediary:

1  on Class I, Class A and Class C shares of the Funds, reimbursement for ticket charges applied to Fund shares;

2  on Class I, Class A and Class C shares of the Funds held in brokerage and/or advisory program accounts, an ongoing annual fee in an amount up to 0.225% of the total average daily NAV of such shares for the applicable quarterly period;

3  an ongoing annual fee in an amount up to 0.25% on sales of Class I, Class A and Class C shares of the Funds through brokerage accounts; and

4  on purchases of $1 million or more of Class A shares (for which no initial sales charge was paid), Financial Intermediaries may, at the discretion of the Distributor, receive a gross sales credit of up to 1.00% of the amount sold.*

*  Commissions or transaction fees paid when Morgan Stanley Smith Barney LLC or other Intermediaries initiate and are responsible for purchases of $1 million or more are computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $4 million, plus 0.50% on sales over $4 million to $15 million, plus 0.25% on the excess over $15 million. Purchases of Class A shares for which no initial sales charge is paid are subject to a contingent deferred sales charge ("CDSC") of 1% if the redemption of such shares occurs within 18 months after purchase. The full amount of such CDSC will be retained by the Distributor.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 8, 2018

Emerging Markets Portfolio (Class IR)

Global Discovery Portfolio (Class IR)

Global Infrastructure Portfolio (Class IR)

Global Opportunity Portfolio (Class IR)

Global Real Estate Portfolio (Class IR)

Growth Portfolio (Class IR)

International Opportunity Portfolio (Class IR)

U.S. Real Estate Portfolio (Class IR)

The section of the Statement of Additional Information entitled "Revenue Sharing" with respect to those arrangements applicable to Morgan Stanley Smith Barney LLC is hereby deleted and replaced with the following:

With respect to Morgan Stanley Smith Barney LLC, these payments currently include the following amounts, which are paid in accordance with the applicable compensation structure:

1  an ongoing annual fee in an amount up to $500,000 in consideration of the Adviser's participation at various Morgan Stanley Smith Barney LLC events, including seminars, conferences and meetings as determined by Morgan Stanley Smith Barney LLC;

2  an ongoing annual fee in an amount up to $400,000 in consideration of Morgan Stanley Smith Barney LLC providing Adviser with access to distribution analytical data in relation to sales of the Funds by Morgan Stanley Smith Barney LLC financial advisors;

3  on Class IR shares converted from Class I shares of a Fund held in Morgan Stanley Smith Barney LLC brokerage and advisory accounts as of June 30, 2014, where each such account holds $5 million or more in Class I shares of the Fund, an ongoing annual fee in an amount equal to 35% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period;

4  on Class IR shares of a Fund, an ongoing annual fee in an amount up to 25% of the advisory fee the Adviser receives from such Fund based on the average daily NAV of such shares for the applicable quarterly period; and

5  on shares of the Global Real Estate Portfolio, Growth Portfolio or International Opportunity Portfolio converted into Class IR shares of the same Fund prior to August 31, 2018, a one-time fee in an amount equal to 0.07% of assets under management of such shares of the applicable Fund at the date of conversion.

Please retain this supplement for future reference.